UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: April 30

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Canterbury Portfolio Thermostat Fund

Institutional Shares – CAPTX

Annual Report

April 30, 2017

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, Indiana 46077

(844) 838-2121

Portfolio Managers’ Letter to Our Shareholders (Unaudited)

April 30, 2017

I can honestly say that I have never been more excited and optimistic about the future of portfolio management than I am today. We have entered an unprecedented time of innovation in new cutting-edge investment technologies. This new age of financial enlightenment has led to the development of complex software algorithms, powerful investment platforms, and the evolution of uniquely traded securities such as Exchange Traded Funds (ETFs). The creation of ETFs makes it possible for investors to participate in highly diverse and specialized asset classes, many of which would have been unimaginable only a few years ago.

The introduction of cutting-edge technologies can produce monolithic change which is not always for the better. The early adoption of a new technology can create many challenges which are the by products of the complexities they introduce.

The truth is that technological advancements only have the “potential” to create revolutionary change. The full benefits will not be reached until a learning curve of trial and error is complete and the creation of new applications have a chance to catch up. Revolutionary breakthroughs can occur after powerful technologies are combined with, and effectively managed by, equally sophisticated applications. The successful marriage of technology and applications has created many revolutionary advancements and in so doing made possible what was before impossible.

New Technologies Require New Strategies:

We know, from decades of experience, that neither traditional portfolio management methodologies, nor the assumptions they were built on, have been able to manage the risk of bear markets. Therefore, logic would dictate that portfolio management strategies, based on flawed assumptions regarding how markets work, must be wrong and have always been broken.

Liquid financial markets are driven by the irrefutable law of supply and demand, which is in turn driven by the actions of buyers and sellers. Investors tend to vacillate between two extremes, the rational “wisdom of crowds” and the irrational “madness of crowds.” The buying and selling of rational market participants will help maintain an orderly market and “normal” fluctuations. Large market movements, on the other hand, result from the activities of emotional and sometimes irrational investors as they react to the unexpected.

Breakthrough opportunities require equally innovative strategies to manage the complexities caused by many choices. Complex strategies can take a great deal of time to develop, program and stress test to provide statistically significant predictive value.

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The Canterbury Portfolio Thermostat Fund (“CAPTX” or the “Fund”)

The Canterbury Portfolio Thermostat Fund is an adaptive comprehensive portfolio management strategy. The financial markets and weather both experience variable, and sometimes hostile, environments over time. Just as the home thermostat constantly adapts by adjusting to stabilize the indoor temperature, so too does the Portfolio Thermostat model employ an adaptive portfolio strategy to adjust to the ever-changing markets to manage portfolio volatility. The need for such a process arose from the recognition that portfolio volatility risk must be managed to improve the compounding of returns throughout all market environments – Bull or Bear.

The Canterbury Portfolio Thermostat Fund currently manages $15,200,000. It began trading on August 2, 2016. During that time, the S&P 500® Index (“S&P 500”) (a barometer of the overall U.S. Market) has experienced some of the lowest volatility, as measured by the Canterbury Volatility Index (CVI) since 1995. Canterbury’s studies show that volatility may provide a leading indication of future market behavior.

Low and decreasing volatility is a primary bull market characteristic. Volatility gives an indication of how efficiently a market or a security is trading. A market with low or decreasing volatility is telling us that the buyers and sellers are in balance and emotions are stable. High or increasing volatility would reflect a wide variety of opinions about the future pricing and thus, higher investor emotions.

The period from August 2, 2016 though the present has been a textbook example of the counterintuitive nature of supply and demand in markets. Most investment textbooks say that markets dislike periods of high uncertainty or the anticipation of unknown outcomes of short-term major events. Investment textbooks define risk and volatility as the same thing. The Thesaurus would say that the terms: uncertainty and risk are synonyms.

There are many axioms about why markets behave the way they do. Some of these sayings come from the wisdom gained from years of experience. That said, most of these sayings are simply not true. For example, “The markets can handle good news and bad news, but the market hates uncertainty.” First, the future is always uncertain, and second, the markets are not driven by short term events. Short term market fluctuations (market noise) are more about the stability of the existing market environment than specific events.

Few would disagree that we are living in times of substantially more uncertainty than normal. Logic would suggest then that risk and volatility should be high. The fact that volatility is currently at all-time low levels, means that the market’s risk is in fact low. The point is that one must understand the counter intuitive nature between what investors think will happen in the future and the likelihood that the opposite may occur.

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There’s a lot of uncertainty right now in the world. Uncertainty, as a rule, is never good for stocks. Source: US News and World Report

Since the inception of the Canterbury Portfolio Thermostat Fund, the world, and thus markets, have faced more short term “unknowns” than I can remember. So many, that I can’t begin to guess which current event the financial press will credit for the next short term blip in the markets. Hurricane Mathew causes major destruction, surprise Trump win, North Korea threatens pre-emptive nuclear attacks, U.S. fires 50 Tomahawk Missiles at Syria for atrocities against its own people, ISIS terrorist attacks occur in London and Stockholm, U.S. drops the “mother of all bombs” on an ISIS stronghold, health care reform failed, the U.S. Government may run out of money to operate in a few months, Putin is threating renewal of nuclear arms race, etc. In spite of all these unknowns the Dow Jones Industrial Average and S&P 500 indexes are experiencing some of the lowest volatility in history in the face of extreme uncertainty.

The Fund has been Bullish Portfolio States 1 or 2 since inception. The highest volatility reading was (CVI 44). The maximum decline was (-3.7%). These statistics show that CAPTX has been successful in meeting its primary objectives, maintaining an efficient portfolio and limiting drawdowns.

The Market State (based on the S&P 500) remained in a stable and bullish market environment from inception to date. More importantly, the Portfolio Thermostat fund met its objectives:

•	Fund maintained a bullish “Portfolio State,” from its inception.
•	The maximum, peak to trough decline (drawdown) is less than 10% (maximum CAPTX drawdown was -3.7%) Normal
•	CAPTX’s maximum volatility was (CVI 44). Stable
•

The portfolio’s “percent benefit of diversification” remained above the 35% minimum target throughout the period. Stable Percent benefit of diversification is a measurement correlation among the portfolio’s securities. For example: If the average CVI of the portfolio’s ETF holdings is CVI 75 and the combined portfolio’s volatility is CVI 75, the benefit of diversification would be 0%. If the portfolio’s volatility is CVI 40, then the benefit of diversification is 50%.

It is important to understand that random times like months, quarters or years have little or no correlation with markets. It only takes a few adjustments in the periods used to see a substantial difference in results.

•	The only important calendar is the investor’s life calendar. Investing is a lifetime process.

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•

The most important factor in long-term returns is risk management. One must have a methodology to limit portfolio declines to normal bull market corrections of 8% to 12% measured from the highest peak value.

•

A portfolio should not trade-off return for lower risk by holding substantial amounts of cash or short term bonds. Low risk can be maintained by holding the most efficient combination of securities to match the current market environment. The most efficient portfolio is the one that can produce the highest returns while incurring the least risk.

That said, most global markets were stable when world events were more volatile than normal.

CAPTX Benchmark Comparisons

As previously discussed the Canterbury Portfolio Thermostat Fund is an “adaptive portfolio strategy.” Meaning that CAPTX adjusts its percentage asset allocations and diversification to match the existing market environment. Fixed style specific benchmarks do not adjust and therefore will have periods of outperformance and under performance.

CAPTX focuses on meeting several “internal” benchmarks. If the fund remained stable and has remained a bullish Portfolio State since its inception, then it is meeting its objective.

Canterbury Portfolio Thermostat Fund vs. Benchmarks

Inception to Date (8/2/16 to 4/30/17)

	Return	Max Drawdown
Canterbury Portfolio Thermostat Fund	5.86%	-3.7%
Russell 3000® Index	12.81%	-5.0%
MSCI World Index	11.34%	-5.0%
Bloomberg Barclays US Treasury 20+ Index	-11.12%	-16.9%
S&P 500® Index	11.57%	-4.8%

60% S&P 500 / 40% Treasury Bond	2.09%
70% MSCI World / 30% Treasury Notes	7.51%

* Max Drawdown was calculated by taking the highest peak during the above period to the lowest low. Interactive Data provided the data that was used in the above calculations.

The Benchmarks used above consist of the following from Orion Advisors.

60% S&P 500 / 40% Treasury Bond consists of S&P 500 and Bloomberg Barclays US Treasury 20 year Index.

70% MSCI World / 30% Treasury Notes consists of MSCI World Index and Bloomberg Barclays US Treasury 3-7 year Index.

These benchmarks are rebalanced daily.

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Best and Worst Performing Holdings

Best
First Trust NASDAQ 100 Tech Sector ETF (QTEC)	+17.44%
Technology Select Sector SPDR ETF (XLK)	+13.6%
iShares US Aerospace & Defense (ITA)	+11.5%

Worst
SPDR S&P Biotech ETF (XBI)	-12.38%
SPDR Dow Jones REIT ETF (RWR)	-8.56%
iShares Latin America (ILF)	-7.66%

Comment:

Most global equity markets have been in Bullish Market States for most, or all, of the period reported. The Fund typically owns about 11 to 14 Exchange Traded Funds (ETFs). These ETFs are chosen from a universe of over 200 Equity and Alternative to Global Equity Funds. The ETFs are selected for the portfolio based on their Security State rating (from 1 to 12), Volatility Weighted Relative Strength ranking and its role in improving the benefit of diversification (portfolio efficiency).

The difference between CAPTX’s short term returns verses various fixed indexes are primarily due to CAPTX’s broad diversification vs. benchmarks, randomness (lack of statistical relevance), short comparative time, the fact that most benchmarks had limited risk because of low volatility. The exception was bonds.

Thomas L. Hardin, CMT

Chief Investment Officer

5

Investment Results (Unaudited)

Total Returns(a) as of April 30, 2017

Since Inception (8/2/16)
Canterbury Portfolio Thermostat Fund, Institutional Shares	5.86%
Russell 3000® Index (b)	12.81%
Expense Ratios(c)
Institutional Shares
Gross	2.06%
With Applicable Waivers	1.73%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Canterbury Portfolio Thermostat Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2121.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period and exclude the redemption fee. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b) The Russell 3000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios are from the Fund’s prospectus dated April 11, 2016. Canterbury Investment Management, LLC (the “Adviser”), the Fund’s adviser, contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.30% of the Fund’s average daily net assets through January 1, 2019. Additional information pertaining to the Fund’s expense ratios as of April 30, 2017, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

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Investment Results (Unaudited) (continued)

The chart above assumes an initial investment of $10,000 made on August 2, 2016 (commencement of operations) and held through April 30, 2017. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (844) 838-2121. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

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Portfolio Illustration (Unaudited)

April 30, 2017

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of the fair value of portfolio investments.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Canterbury Portfolio Thermostat Fund

Schedule of Investments

April 30, 2017

Shares		Fair Value

EXCHANGE-TRADED FUNDS – 89.60%
11,360	Consumer Discretionary Select Sector SPDR Fund	$1,023,082
16,710	First Trust NASDAQ-100-Technology Sector Index Fund	1,022,986
37,440	Guggenheim MSCI Global Timber ETF	1,023,609
15,415	Industrial Select Sector SPDR Fund	1,022,631
6,810	iShares Morningstar Mid-Cap Value ETF	1,007,063
8,790	iShares Russell 1000 Growth ETF	1,022,541
6,660	iShares U.S. Aerospace & Defense ETF	1,024,041
19,280	Materials Select Sector SPDR Fund	1,023,190
34,745	O’Shares FTSE US Quality Dividend ETF	1,003,436
43,825	ProShares Short 20+ Year Treasury*	1,012,357
11,730	SPDR S&P Insurance ETF	1,013,707
18,850	Technology Select Sector SPDR Fund	1,025,063
18,760	VanEck Vectors Agribusiness ETF	1,022,608

	Total Exchange-Traded Funds (Cost $12,488,419)	13,246,314

EXCHANGE-TRADED NOTES – 5.91%
29,545	iPath Bloomberg Copper Subindex Total Return ETN	874,236

	Total Exchange-Traded Notes (Cost $870,249)	874,236

MONEY MARKET SECURITIES – 4.51%
666,239	Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.64%(a)	666,239

	Total Money Market Securities (Cost $666,239)	666,239

	Total Investments – 100.02% (Cost $14,024,907)	14,786,789

	Liabilities in Excess of Other Assets – (0.02)%	(2,649)

	NET ASSETS – 100.00%	$14,784,140

*	Non-income producing security.
(a)	Rate disclosed is the seven day effective yield as of April 30, 2017.
ETN	– Exchange-Traded Note
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

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Canterbury Portfolio Thermostat Fund

Statement of Assets and Liabilities

April 30, 2017

Assets
Investments in securities at fair value (cost $14,024,907)	$14,786,789
Dividends receivable	346
Receivable from Adviser	355
Deferred offering costs	7,101
Prepaid expenses	25,506
Total Assets	14,820,097
Liabilities
Payable to Administrator	5,105
Payable to auditors	21,500
Other accrued expenses	9,352
Total Liabilities	35,957
Net Assets	$14,784,140
Net Assets consist of:
Paid-in capital	$14,165,527
Accumulated undistributed net investment income	1,314
Accumulated undistributed net realized loss from investments	(144,583)
Net unrealized appreciation (depreciation) on investments	761,882
Net Assets	$14,784,140
Shares outstanding (unlimited number of shares authorized, no par value)	1,402,786
Net asset value (“NAV”) offering price per share	$10.54
Redemption price per share (NAV * 98%)(a)	$10.33

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 90 calendar days of their purchase.

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See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Statement of Operations

For the Period Ended April 30, 2017(a)

Investment Income
Dividend income	$129,216
Total investment income	129,216
Expenses
Investment Adviser	60,146
Audit	21,500
Offering	20,372
Administrator	17,250
Fund accounting	15,000
Transfer agent	13,688
Legal	9,495
Organizational	7,750
Printing	7,056
Registration	5,695
Trustee	4,811
Custodian	3,750
Pricing	1,116
Miscellaneous	11,582
Total expenses	199,211
Fees contractually waived and expenses reimbursed by Adviser	(112,222)
Net operating expenses	86,989
Net investment income	42,227
Net Realized and Change in Unrealized Gain (Loss) on Investments
Long-term capital gain dividends from investment companies	2,663
Net realized loss on investment securities transactions	(144,955)
Net change in unrealized appreciation (depreciation) of investment securities	761,882
Net realized and change in unrealized gain (loss) on investments	619,590
Net increase in net assets resulting from operations	$661,817

(a)	For the period August 2, 2016 (commencement of operations) through April 30, 2017.

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See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Statement of Changes in Net Assets

For the Period Ended April 30, 2017(a)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$42,227
Long-term capital gain dividends from investment companies	2,663
Net realized loss on investment securities transactions	(144,955)
Net change in unrealized appreciation (depreciation) of investment securities	761,882
Net increase in net assets resulting from operations	661,817
Distributions
From net investment income	(43,204)
Total distributions	(43,204)
Capital Transactions — Institutional Shares
Proceeds from shares sold	15,550,642
Reinvestment of distributions	43,204
Amount paid for shares redeemed	(1,428,319)
Total Capital Transactions — Institutional Shares	14,165,527
Total Increase in Net Assets	14,784,140
Net Assets
Beginning of period	—
End of period	$14,784,140
Accumulated undistributed net investment income included in net assets at end of period	$1,314
Share Transactions — Institutional Shares
Shares sold	1,537,028
Shares issued in reinvestment of distributions	4,265
Shares redeemed	(138,507)
Total Share Transactions — Institutional Shares	1,402,786

(a)	For the period August 2, 2016 (commencement of operations) through April 30, 2017.

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See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund-Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout the period.

	For the Period Ended April 30, 2017(a)
Net asset value, at beginning of period	$ 10.00

Income from investment operations:

Net investment income	0.04

Net realized and unrealized gain on investments	0.54

Total from investment operations	0.58

Distributions from:

Net investment income	(0.04)

Total from distributions	(0.04)

Net asset value, at end of period	$ 10.54

Total Return(b)	5.86	%(c)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$14,784

Before waiver:

Ratio of expenses to average net assets	2.98	%(d)

After waiver:

Ratio of expenses to average net assets	1.30	%(d)

Ratio of net investment income to average net assets	0.63	%(d)

Portfolio turnover	92	%(c)

(a)	For the period August 2, 2016 (commencement of operations) through April 30, 2017.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fee.
(c)	Not annualized.
(d)	Annualized.

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See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements

April 30, 2017

NOTE 1. ORGANIZATION

The Canterbury Portfolio Thermostat Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on December 17, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Canterbury Investment Management, LLC (the “Adviser”). The investment objective of the Fund is to seek long-term risk-adjusted growth.

The Fund currently offers one class of shares, Institutional Shares. The Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. The Fund’s Institutional Shares commenced operations on August 2, 2016. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Both share classes impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all

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Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

April 30, 2017

major tax jurisdictions, including federal (i.e., the 2016 tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders at least once per year. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year ended April 30, 2017, the Fund made the following reclassifications of net assets:

Paid-in Capital	Accumulated Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
$ –	$2,291	$(2,291)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

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Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

April 30, 2017

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

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Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

April 30, 2017

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,246,314	$—	$—	$13,246,314
Exchange-Traded Notes	874,236	—	—	874,236
Money Market Securities	666,239	—	—	666,239
Total	$14,786,789	$—	$—	$14,786,789

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of April 30, 2017 based on input levels assigned at August 2, 2016 (commencement of operations).

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average daily net assets. For the period August 2, 2016

17

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

April 30, 2017

(commencement of operations) through April 30, 2017, the Adviser earned fees of $60,146 from the Fund. At April 30, 2017, the Adviser owed $355 of fee waivers and expense reimbursements to the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.30% of the Fund’s Institutional Shares average daily net assets through January 1, 2019 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed for a period of 36 months following the month during which such fee waiver or expense reimbursement was made, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement is made. This expense cap agreement may be terminated by the Board at any time.

The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is $112,222, which is recoverable through April 30, 2020.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the period August 2, 2016 (commencement of operations) through April 30, 2017, the Administrator earned fees of $17,250 for administration services, $15,000 for fund accounting services, and $13,688 for transfer agent services. At April 30, 2017, the Fund owed the Administrator $5,105 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 75, death, resignation or removal. “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust, each receive annual compensation of $15,000 from the Trust. Each Committee Chairperson receives an additional annual compensation of $1,000 from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

The officers and one Trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“1940 Act”). The Plan provides that the Fund’s Investor Shares (when available) will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s Investor Shares (when available) in connection with the promotion and distribution of the Fund’s Investor

18

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

April 30, 2017

Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of Investor Shares, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the Investor Shares of the Fund may be less than fees paid out by the class under the Plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period August 2, 2016 (commencement of operations) through April 30, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	$21,703,185
Sales	$8,214,035

There were no purchases or sales of long-term U.S. government obligations during the period August 2, 2016 (commencement of operations) through April 30, 2017.

NOTE 6. FEDERAL TAX INFORMATION

As of April 30, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$785,677
Gross Unrealized Depreciation	(23,795)
Net Unrealized Appreciation (Depreciation)	$761,882

At April 30, 2017, the aggregate cost of securities for federal income tax purposes was $14,024,907 for the Fund.

The tax character of distributions for the period August 2, 2016 (commencement of operations) through April 30, 2017 was as follows:

Distributions paid from:
Ordinary Income	$43,204
Net Long-Term Capital Gains	–
Total Distributions Paid	$43,204

At April 30, 2017, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Ordinary Income	$1,314
Accumulated Capital and Other Losses	(144,583)
Unrealized Appreciation (Depreciation)	761,882
Total Accumulated Earnings (Deficit)	$618,613

19

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

April 30, 2017

As of April 30, 2017, the Fund has available for federal tax purposes unused capital loss carryforwards of $144,583 of short-term capital losses, with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. At April 30, 2017, TD Ameritrade, Inc. (“TD Ameritrade”) owned, as record shareholder, 100% of the outstanding shares of the Fund. It is not known whether TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions from April 30, 2017 through the date these financial statements were issued that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Funds’ financial statements.

20

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Capitol Series Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Canterbury Portfolio Thermostat Fund (the “Fund”), a series of the Capitol Series Trust, as of April 30, 2017, and the related statement of operations for the period August 2, 2016 (commencement of operations) through April 30, 2017, the statement of changes in net assets and financial highlights for the period then ended. The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2017, the results of its operations for the period August 2, 2016 (commencement of operations) through April 30, 2017, the changes in its net assets and financial highlights for the period then ended in conformity with U.S. generally accepted accounting principles.

Grandview Heights, Ohio

June 27, 2017

21

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 through April 30, 2017).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges and short-term redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value November 1, 2016	Ending Account Value, April 30, 2017	Expenses Paid During Period(a)	Annualized Expense Ratio
Canterbury Portfolio Thermostat Fund
Institutional Shares	Actual	$1,000.00	$1,083.50	$6.72	1.30%

	Hypothetical(b)	$1,000.00	$1,018.35	$6.51	1.30%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical Assumes a 5% return before expenses.

22

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2017 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

23

Trustees and Officers (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 71 Trustee Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 59 Trustee Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to present).

Previous Position(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

*	The address for each trustee is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
**	The Trust currently consists of 8 series.

Interested Trustees & Officers

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey*** Age: 60 Chairman of the Board and Trustee Began Serving: March 2017

Principal Occupation(s): President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Managers Trust (June 2012 to October 2013).

Matthew J. Miller Age: 41 Chief Executive Officer and President Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 37 Treasurer and Chief Financial Officer Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); Assistant Treasurer, Unified Series Trust (2011 to August 2014).

24

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
John C. Swhear Age: 55 Chief Compliance Officer and Anti-Money Laundering Officer Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Associate Director of Fund Administration, Ultimus Fund Solutions, LLC (May 2017 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Distributor) (December 2015 to present); President of the Unified Series Trust (March 2012 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (August 2008 to present to present).

Previous Position(s): Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to May 2017); Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); Chief Compliance Officer and Director of Unified Financial Securities, Inc. (n/k/a Unified Financial Securities, LLC) (July 2014 to December 2015); Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President (2007 to March 2010) and Acting Chief Executive Officer (March 2008 to March 2010), Dreman Contrarian Funds; Senior Vice President, Unified Series Trust (May 2007 to March 2012).

Stacey Havens Age: 51 Vice President Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Vice President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1993 to December 2015).

Tiffany R. Franklin Age: 41 Secretary Began Serving: December 2015

Principal Occupation(s): Senior Paralegal, Ultimus Fund Solutions, LLC (December 2015 to present); Secretary, The Huntington Funds (December 2015 to present); Secretary, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Paralegal, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015); Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
**	The Trust currently consists of 8 series.
***	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (844) 838-2121 to request a copy of the SAI or to make shareholder inquiries.

25

CAPITOL SERIES TRUST

PRIVACY POLICY

(Unaudited)

Capitol Series Trust (the “Trust”) on behalf of each of its series (each a “Fund,” collectively the “Funds”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about a Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Trust does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to a Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to a Fund. All shareholder records will be disposed of in accordance with applicable law.

The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

26

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (844) 838-2121 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Robert G. Dorsey, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Stacey Havens, Vice President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Tiffany Franklin, Secretary

INVESTMENT ADVISER

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, IN 46077

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

FIRST SECURITY MUNICIPAL BOND FUND

Annual Report

April 30, 2017

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Avenue, Suite 800

Little Rock, Arkansas 72201

(800) 813-1421

Letter from the President (Unaudited)

First Security Fund Advisers, Inc., is dedicated to providing exceptional municipal bond asset management for our shareholders. The fiscal year ended April 30, 2017 was eventful in the markets and the First Security Municipal Bond Fund (“Fund”) weathered them well. Jim Jones, the Fund’s portfolio manager, has relied on his 40 years of investment experience to manage the Fund. As a result, our Fund is grounded in fundamentals with the goal of managing the risks through diversification, credit quality, maturity, and sector.

We appreciate the confidence and trust you have placed in our efforts. Thank you for being a shareholder.

My best,

Michael Loveless

President

Portfolio Manager’s Letter (Unaudited)

Dear Fellow Shareholder,

We are pleased to again present the annual report for the First Security Municipal Bond Fund (“Fund”). Despite the political stress of a national election, high profile default talk (Puerto Rico), two Federal funds rate increases since December, and daily doses of international tension, bonds continued to produce steady returns. Higher quality fixed income securities and mutual funds like this Fund exist specifically to provide a risk management portfolio benefit and diversification. The Fund consists of a managed portfolio of nearly one hundred different credits. This can serve as an important anchor in an asset mix.

Against the expectation of eventually rising interest rates, we continue our investment strategy of purchasing credits with higher current income. This will provide more dollars for reinvestment at higher future rates. The duration of the Fund was maintained at approximately 6.7 years.

Our methodology is best recapped in the following breakdown of maturity range and credit quality:

Maturity Weight	% of Bonds
1 - 5 Yrs	3.6%
5 - 7 Yrs	1.7%
7 - 10 Yrs	16.9%
10 - 15 Yrs	62.1%
15 - 20 Yrs	15.0%
20 - 30 Yrs	0.7%

Ratings Weight	% of Bonds
AAA	12.1%
AA	62.4%
A	20.1%
BBB	2.1%
NR	3.3%

The portfolio credit structure consists of a balanced 43% general obligation to 57% revenue backed issues.

The Fund continues to grow as we strive to provide value and performance. Thank you for your continued participation in the Fund.

Respectfully,

Jim Jones

Portfolio Manager

Investment Results (Unaudited)

Average Annual Total Returns(a) as of April 30, 2017

	One Year	Since Inception (5/29/2015)
First Security Municipal Bond Fund
Institutional Shares	-0.52%	2.31%
A Shares with load	-2.40%	1.26%
A Shares without load	-0.43%	2.31%
Bloomberg Barclays Municipal Bond 1-15 Year Blend Index(b)	0.21%	2.56%
	Expense Ratios(c)
	Institutional Shares	A Shares
Gross	9.13%	9.13%
With Applicable Waivers	0.99%	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the First Security Municipal Bond Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-813-1421.

(a) Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Return figures for A Shares with load include the maximum 2.00% sales charge.

(b) The Bloomberg Barclays Municipal Bond 1-15 Year Blend Index (“Index”) is an unmanaged index that represents the performance of municipal bonds with maturities from 1 to 15 years. The returns of the Index do not reflect the deduction of fees and expenses, whereas the Fund returns are shown net of fees. An individual cannot invest directly in an index.

(c) The expense ratios are from the Fund’s prospectus dated August 29, 2016. First Security Fund Advisers, Inc. (the “Adviser”), the Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets through August 31, 2017. In addition, the Adviser voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund so that total annual operating expenses do not exceed 0.01% of the Fund’s average daily net assets. The voluntary waiver or reimbursement may be terminated at any time at the option of the Adviser and is not subject to recoupment. Additional information pertaining to the Fund’s expense ratios as of April 30, 2017, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the 1-800-813-1421. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC., member FINRA/SIPC.

Investment Results (Unaudited) (continued)

The chart above assumes an initial investment of $25,000 made on May 29, 2015 (commencement of operations) and held through April 30, 2017. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Bloomberg Barclays Municipal Bond 1-15 Year Blend Index is an unmanaged index that represents the performance of municipal bonds with maturities from 1 to 15 years. The returns of the Index do not reflect the deduction of fees and expenses, whereas the Fund returns are shown net of fees. An individual cannot invest directly in an index.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-813-1421. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

April 30, 2017

The following chart gives a visual breakdown of the Fund’s holdings by state as a percentage of the fair value of portfolio investments.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

First Security Municipal Bond Fund

Schedule of Investments

April 30, 2017

Principal		Fair Value
Municipal Bonds – 99.0%

	Alabama – 2.7%
$100,000	City of Cullman, GO, 5.00%, 7/1/21	$112,986
250,000	Tuscaloosa City Board of Education, Revenue, 5.00%, 8/1/27	301,065

		414,051

	Arizona – 1.8%
150,000	City of Glendale, Senior Excise Tax, Revenue, 4.00%, 7/1/29	161,061
100,000	Glendale Union School District No. 205, Series C, (BAM), GO, 5.00%, 7/1/27	116,048

		277,109

	Arkansas – 33.8%
250,000	Arkadelphia Public Education Facilities Board, Ouachita Baptist University, Revenue, 4.50%, 3/1/33	252,035
100,000	Arkadelphia School District No. 1, GO, 3.00%, 5/1/26	101,699
75,000	Arkansas Development Finance Authority, Drivers License, Police Headquarters Project, (AGM), Revenue, 3.38%, 3/1/35 (a)	73,082
150,000	Arkansas Development Finance Authority, Episcopal Collegiate School, Revenue, 3.75%, 10/1/31	141,665
150,000	Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/29	161,312
150,000	Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/30	160,568
150,000	Arkansas State University, Jonesboro Campus, Revenue, 4.00%, 3/1/25	166,014
350,000	Arkansas State University, Jonesboro Campus, Student Fee, Series B, Revenue, 4.00%, 12/1/28	378,343
100,000	Batesville School District No. 1, GO, 3.00%, 2/1/19	103,326
200,000	City of Bryant, Revenue, 3.38%, 2/1/36	187,644
330,000	City of Bryant, Sales & Use Tax, Series B, Revenue, 4.00%, 12/1/31	349,945
75,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/24	88,837
265,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/27	311,235
250,000	City of Fort Smith Water & Sewer, Revenue, (BAM), 5.00%, 10/1/27	289,837
250,000	City of Rogers Water, Revenue, 4.00%, 11/1/27	274,262
200,000	City of Rogers Water, Revenue, 4.00%, 11/1/28	218,068
25,000	Lake Hamilton School District No. 5, GO, 3.00%, 4/1/29	25,010
180,000	Pine Bluff School District No. 3, GO, 3.00%, 2/1/25	184,361
350,000	Pulaski County Arkansas Children’s Hospital, Revenue, 5.00%, 3/1/29	412,184
100,000	Pulaski County Public Facilities Board, Baptist Health, Revenue, 5.00%, 12/1/39	109,210
50,000	Pulaski Technical College, Revenue, (BAM), 3.00%, 9/1/25	50,831
100,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/25	118,922
190,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/28	225,298
150,000	State of Arkansas, Water, Waste Disposal & Pollution Abatement Facilities, GO, 4.00%, 7/1/27	169,233
150,000	University of Arkansas, Fort Smith Campus, Student Fee, Revenue, 5.00%, 12/1/22	176,845

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Schedule of Investments (continued)

April 30, 2017

Principal		Fair Value
	Arkansas – (continued)
$25,000	University of Arkansas, Medical Sciences, Series A, Revenue, 5.00%, 12/1/26	$28,242
100,000	University of Arkansas, Revenue, 5.00%, 12/1/26	123,380
150,000	University of Arkansas, Revenue, 5.00%, 10/1/29	177,942
150,000	University of Arkansas, Revenue, 5.00%, 10/1/30	177,132

		5,236,462

	Florida – 1.7%
100,000	City of Winter Park Electric, Revenue, 5.00%, 10/1/25	120,709
150,000	Orange County Water Utility System, Revenue, 3.00%, 10/1/32	146,192

		266,901

	Kansas – 5.2%
100,000	Ford County Unified School District No. 443, Series A, (BAM), GO, 5.00%, 3/1/24	118,774
100,000	Johnson & Miami Counties Unified School District No. 230 , Series B, GO, 5.00%, 9/1/27	120,497
125,000	Johnson County Unified School District No. 229, Series A, GO, 3.00%, 10/1/29	127,316
100,000	Johnson County Unified School District No. 233, Series A, GO, 4.00%, 9/1/31	106,735
100,000	Johnson County Unified School District No. 233, Series C, GO, 4.00%, 9/1/29	109,101
100,000	Kansas State University Development Finance Authority, Series A, Revenue, 4.00%, 3/1/28	108,183
100,000	Wyandotte County-Kansas City Unified Government Utility System, Series B, Revenue, 5.00%, 9/1/27	118,669

		809,275

	Kentucky – 3.3%
150,000	Kenton County School District Finance Corp., Revenue, (SEEK), 4.00%, 2/1/28	161,936
110,000	Kentucky State Property & Building Commission, Prerefunded, Revenue, 5.50%, 11/1/28	117,273
15,000	Kentucky State Property & Building Commission, Revenue, 5.50%, 11/1/28	15,925
200,000	Madison County School District Finance Corp., Revenue, (SEEK), 4.00%, 12/1/25	221,726

		516,860

	Louisiana – 5.5%
100,000	City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/26	119,383
300,000	City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/31	345,048
150,000	City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 9/1/29	173,656
200,000	Monroe Special School District, GO, 4.00%, 3/1/28	215,718

		853,805

	Michigan – 2.2%
300,000	Saline Area Schools, GO, (Q-BSLF), 5.00%, 5/1/31	343,935

	Mississippi – 4.7%
250,000	City of Tupelo, GO, 4.00%, 7/1/20	269,625
200,000	Mississippi Development Bank, Meridian Arts Center, Revenue, 4.00%, 3/1/27	221,396
50,000	Rankin County School District, GO, 5.00%, 10/1/20	56,010

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Schedule of Investments (continued)

April 30, 2017

Principal		Fair Value
	Mississippi – (continued)
$150,000	University of Mississippi Educational Building Corp., Series A, Revenue, 5.00%, 10/1/25	$180,808

		727,839

	Missouri – 3.2%
200,000	Lincoln County Public Water Supply District No. 1, COP, 4.00%, 7/1/31	205,438
250,000	Missouri Joint Municipal Electric Utility Commission Power Project, Prairie Street Project, Series A, Revenue, 5.00%, 12/1/30	288,532

		493,970

	Oklahoma – 2.8%
300,000	Oklahoma Municipal Power Authority, Series A, Revenue, 5.00%, 1/1/29	347,436
75,000	University of Oklahoma/The Health Sciences Center, Series A, Revenue, 4.60%, 7/1/26	77,630

		425,066

	Pennsylvania – 3.4%
300,000	City of Lancaster, (AGM), GO, 5.00%, 11/1/28	352,941
150,000	Pennsylvania Turnpike Commission, Series A-1, Revenue, 5.00%, 12/1/29	173,295

		526,236

	South Carolina – 1.8%
250,000	County of Richland, GO, 4.00%, 3/1/29	274,750

	Texas – 24.1%
115,000	City of Arlington, Series A, GO, 3.00%, 8/15/30	114,372
300,000	City of Athens, (AGM), GO, 4.00%, 8/1/32	316,848
50,000	City of Baytown, GO, 5.00%, 2/1/26	59,643
100,000	City of Corinth, GO, 5.00%, 2/15/27	119,689
250,000	City of Denton, GO, 5.00%, 2/15/26	302,955
150,000	City of Georgetown, GO, 5.00%, 8/15/25	180,883
100,000	City of McAllen Waterworks & Sewer, Revenue, 4.00%, 2/1/28	108,776
110,000	City of Mesquite Waterworks & Sewer System, Revenue, 5.00%, 3/1/25	130,814
65,000	City of Pflugerville, GO, 5.00%, 8/1/24	75,319
100,000	City of San Marcos, GO, 5.00%, 8/15/28	117,276
230,000	City of Waxahachie, Series A, GO, 4.00%, 8/1/31	248,055
285,000	Crowley Independent School District, Series B, (PSF-GTD), GO, 4.00%, 8/1/28	312,431
200,000	Edinburg Consolidated Independent School District, (PSF-GTD), GO, 5.00%, 2/15/28	239,204
90,000	El Paso County Hospital District, Series A, (AGC), GO, 4.80%, 8/15/28	94,397
50,000	Garland Independent School District, (PSF – GTD), GO, 5.00%, 2/15/29	55,345
100,000	La Porte Independent School District, GO, 5.00%, 2/15/27	114,889
200,000	McKinney Independent School District, (PSF – GTD), GO, 4.00%, 2/15/29	220,204
150,000	Midland Independent School District, (PSF – GTD), GO, 5.00%, 2/15/29	175,789
240,000	Mount Pleasant Independent School District, Maintenance Tax, (AGM), GO, 5.00%, 8/15/25	284,278
150,000	San Jacinto Community College District, GO, 5.00%, 2/15/34	160,383

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Schedule of Investments (continued)

April 30, 2017

Principal		Fair Value
	Texas – (continued)
$100,000	San Jacinto River Authority, Revenue, (AGM), 5.00%, 10/1/32	$107,565
100,000	Tarrant Regional Water District, Revenue, 4.00%, 3/1/32	106,503
70,000	Weatherford Independent School District, (PSF – GTD), GO, 5.00%, 2/15/23	82,544

		3,728,162

	Washington – 0.7%
100,000	Port Everett, Revenue, 4.00%, 12/1/31	104,253

	West Virginia – 2.1%
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/29	109,127
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/30	108,205
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/31	107,374

		324,706

	Total Municipal Bonds (Cost $15,719,837)	15,323,380

Money Market Securities – 0.5%

Shares
83,713	Federated Treasury Obligations Fund, Institutional Class, 0.60% (b)	83,713

	Total Money Market Securities (Cost $83,713)	83,713

	Total Investments (Cost $15,803,550) – 99.5%	15,407,093

	Other Assets in Excess of Liabilities – 0.5%	71,998

	Net Assets – 100.0%	$15,479,091

(a)	Security purchased on a when-issued basis.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2017.

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

BAM – Build America Mutual Assurance Co.

COP – Certificate of Participation

GO – General Obligation

PSF-GTD – Permanent School Fund Guaranteed

Q-SBLF – Qualified School Bond Loan Fund

SEEK – Support Education Excellence in Kentucky Funding Program

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Statement of Assets and Liabilities

April 30, 2017

Assets
Investments in securities at fair value (cost $15,803,550)	$15,407,093
Receivable for fund shares sold	14,700
Interest and dividends receivable	161,908
Receivable from Adviser	17,943
Prepaid expenses	3,999
Total Assets	15,605,643
Liabilities
Payable for investments purchased	73,178
Payable for distributions to shareholders	6,514
Payable to Administrator	9,881
Payable to auditors	21,850
Other accrued expenses	15,129
Total Liabilities	126,552
Net Assets	$15,479,091
Net Assets consist of:
Paid-in capital	$15,876,175
Accumulated undistributed net investment income	6,037
Accumulated undistributed net realized loss from investment transactions	(6,664)
Net unrealized appreciation (depreciation) on investments	(396,457)
Net Assets	$15,479,091
Net Assets: Institutional Shares	$2,071,526
Shares outstanding	205,687
Net asset value (“NAV”), offering and redemption price per share	$10.07
Net Assets: A Shares	$13,407,565
Shares outstanding	1,331,903
Net asset value (“NAV”) and redemption price per share	$10.07
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share	$10.28
Maximum sales charge	2.00%

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Statement of Operations

For the year ended April 30, 2017

Investment Income
Dividend income	$2,714
Interest income	329,440
Total investment income	332,154
Expenses
Investment Adviser	63,096
Administrator	53,501
Fund accounting	35,000
Transfer agent	30,024
Audit	21,850
Printing	16,815
Legal	12,620
Registration	10,223
Trustee	7,412
Custodian	5,999
Offering	1,525
Miscellaneous	35,059
Total expenses	293,124
Fees contractually waived and expenses reimbursed by Adviser	(165,445)
Fees voluntarily waived and reimbursed by Adviser	(126,143)
Net operating expenses	1,536
Net investment income	330,618
Net Realized and Change in Unrealized Loss on Investments
Net realized loss on investment securities transactions	(6,664)
Net change in unrealized appreciation (depreciation) of investment securities	(481,134)
Net realized and change in unrealized loss on investments	(487,798)
Net decrease in net assets resulting from operations	$(157,180)

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Statements of Changes in Net Assets

	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016 (a)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$330,618	$49,951
Net realized gain (loss) on investment securities transactions	(6,664)	2,840
Net change in unrealized appreciation (depreciation) of investment securities	(481,134)	84,677
Net increase (decrease) in net assets resulting from operations	(157,180)	137,468
Distributions
From net investment income:
Institutional Shares	(42,292)	(16,975)
A Shares	(283,628)	(31,637)
From net realized gains:
Institutional Shares	(269)	—
A Shares	(2,296)	—
Total distributions	(328,485)	(48,612)
Capital Transactions – Institutional Shares
Proceeds from shares sold	490,250	1,670,350
Reinvestment of distributions	42,561	16,975
Amount paid for shares redeemed	(18,382)	(125,125)
Total Capital Transactions – Institutional Shares	514,429	1,562,200
Capital Transactions – A Shares
Proceeds from shares sold	9,821,048	6,097,402
Reinvestment of distributions	216,809	27,163
Amount paid for shares redeemed	(712,188)	(1,650,963)
Total Capital Transactions – A Shares	9,325,669	4,473,602
Net increase in net assets resulting from capital transactions	9,840,098	6,035,802
Total Increase in Net Assets	9,354,433	6,124,658
Net Assets
Beginning of period	6,124,658	—
End of period	$15,479,091	$6,124,658
Accumulated undistributed net investment income included in net assets at end of period	$6,037	$1,339
Share Transactions – Institutional Shares
Shares sold	49,024	165,006
Shares issued in reinvestment of distributions	4,196	1,657
Shares redeemed	(1,746)	(12,450)
Total Share Transactions – Institutional Shares	51,474	154,213
Share Transactions – A Shares
Shares sold	944,839	597,777
Shares issued in reinvestment of distributions	21,447	2,652
Shares redeemed	(71,065)	(163,747)
Total Share Transactions – A Shares	895,221	436,682

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net asset value, at beginning of period	$10.37	$10.00

Income from investment operations:

Net investment income	0.25	0.14

Net realized and unrealized gain (loss) on investments	(0.31)	0.36

Total from investment operations	(0.06)	0.50

Distributions from:

Net investment income	(0.24)	(0.13)

Net realized gains	— (b)	—

Total from distributions	(0.24)	(0.13)

Net asset value, at end of period	$10.07	$10.37

Total Return (c)	(0.52)%	5.04	%(d)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$2,072	$1,599

Before waivers:

Ratio of expenses to average net assets	2.42%	9.13	%(e)

After waivers:

Ratio of expenses to average net assets	0.01%	0.01	%(e)

Ratio of net investment income to average net assets	2.56%	1.86	%(e)

Portfolio turnover (f)	5%	26	%(d)

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund - A Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net asset value, at beginning of period	$10.36	$10.00

Income from investment operations:

Net investment income	0.24	0.13

Net realized and unrealized gain (loss) on investments	(0.29)	0.36

Total from investment operations	(0.05)	0.49

Distributions from:

Net investment income	(0.24)	(0.13)

Net realized gain	— (b)	—

Total from distributions	(0.24)	(0.13)

Net asset value, at end of period	$10.07	$10.36

Total Return (c)	(0.43)%	4.94	%(d)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$13,408	$4,526

Before waivers:

Ratio of expenses to average net assets	2.42%	9.13	%(e)

After waivers:

Ratio of expenses to average net assets	0.01%	0.01	%(e)

Ratio of net investment income to average net assets	2.56%	1.86	%(e)

Portfolio turnover (f)	5%	26	%(d)

(a)	For the period May 29, 2015 (commencement of operations) through April 30, 2016.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions and excludes any sales charges.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

First Security Municipal Bond Fund

Notes to the Financial Statements

April 30, 2017

NOTE 1. ORGANIZATION

The First Security Municipal Bond Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on April 29, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is First Security Fund Advisers, Inc. (the “Adviser”). The investment objective of the Fund is to seek income and capital appreciation.

The Fund currently offers two classes of shares, Institutional Shares and A Shares. The Fund commenced operations on May 29, 2015. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Class A Shares currently have a maximum sales charge on purchases of 2.00% as a percentage of the original purchase price.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last two tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or

First Security Municipal Bond Fund

Notes to the Financial Statements (continued)

April 30, 2017

expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses (other than class specific expenses) are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the remaining life of the respective investment using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year ended April 30, 2017, the Fund made no reclassifications to increase (decrease) the components of net assets.

When-Issued Securities and Forward Commitments – The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 120 days of the commitment to purchase. During the period between a commitment and settlement, no payment is made for the securities

First Security Municipal Bond Fund

Notes to the Financial Statements (continued)

April 30, 2017

purchased by the purchaser and, thus, no income accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, forward commitment or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions. Forward commitment transactions may also be conducted on a “to be announced” basis (“TBA Transaction”). In a TBA Transaction, the approximate purchase price is typically disclosed at the time of commitment, not the identity of the underlying security.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may

First Security Municipal Bond Fund

Notes to the Financial Statements (continued)

April 30, 2017

provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$15,323,380	$–	$15,323,380
Money Market Securities	83,713	–	–	83,713
Total	$83,713	$15,323,380	$–	$15,407,093

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of

First Security Municipal Bond Fund

Notes to the Financial Statements (continued)

April 30, 2017

Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of April 30, 2017 based on input levels assigned at April 30, 2016.

Risks – The Fund invests primarily in municipal debt obligations issued by various states and their political sub-divisions, agencies and public authorities to obtain funds for various public purposes. As a result, the ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic and political developments in a specific state or region.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.49% of the Fund’s average daily net assets. For the fiscal year ended April 30, 2017, the Adviser earned fees of $63,096 from the Fund. At April 30, 2017, the Adviser owed $17,943 of fee waivers and expense reimbursements to the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets through August 31, 2017 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed for a period of 36 months following the month during which such fee waiver or expense reimbursement was made, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement is made. This expense cap agreement may be terminated by the Board at any time. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is as follows:

Amount	Recoverable through April 30,
$ 218,078	2019
165,445	2020

In addition, the Adviser voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund so that total annual operating expenses do not exceed 0.01% of the Fund’s average daily net assets. The voluntary waiver or reimbursement may be terminated at any time at the option of the Adviser and is not subject to recoupment.

First Security Municipal Bond Fund

Notes to the Financial Statements (continued)

April 30, 2017

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the fiscal year ended April 30, 2017, the Administrator earned fees of $53,501 for administration and compliance services, $35,000 for fund accounting services and $30,024 for transfer agent services. At April 30, 2017, the Fund owed the Administrator $9,881 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 75, death, resignation or removal. “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust, each receive annual compensation of $15,000 from the Trust. Each Committee Chairperson receives an additional annual compensation of $1,000 from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

The officers and one trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

The Fund has adopted but has yet to implement a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s A Shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the A Shares of the Fund may be less than fees paid out by the class under the Plan. No 12b-1 fee is currently paid by the Fund and the Fund’s Board has not approved any payments under the plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended April 30, 2017, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases	$11,812,366
Sales	$571,563

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended April 30, 2017.

First Security Municipal Bond Fund

Notes to the Financial Statements (continued)

April 30, 2017

NOTE 6. FEDERAL TAX INFORMATION

As of April 30, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$50,119
Gross Unrealized Depreciation	(446,576)
Net Unrealized Depreciation	$(396,457)

At April 30, 2017, the aggregate cost of securities for federal income tax purposes was $15,803,550 for the Fund.

At April 30, 2017, the book basis and tax basis net unrealized depreciation was the same.

The tax character of distributions for the fiscal year ended April 30, 2017 and for the period May 29, 2015 (commencement of operations) through April 30, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary Income	$5,823	$48,612
Net Long-Term Capital Gains	–	–
Total Taxable Distributions	$5,823	$48,612
Tax-Exempt Distributions	322,662	–
Total Distributions	$328,485	$48,612

At April 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Tax-Exempt Income	$6,037
Accumulated Capital and Other Losses	(6,664)
Unrealized Appreciation (Depreciation)	(396,457)
Total Accumulated Earnings (Deficit)	$(397,084)

As of April 30, 2017, the Fund has available for federal tax purposes an unused capital loss carryforward of $1,205 and $5,459 of long-term and short-term capital losses, respectively, with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2017, Crews & Associates, Inc. (“Crews”) owned, as record shareholder, 73% of the outstanding shares of the Fund. It is not know whether Crews or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

First Security Municipal Bond Fund

Notes to the Financial Statements (continued)

April 30, 2017

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions from April 30, 2017 through the date these financial statements were issued that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Capitol Series Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the First Security Municipal Bond Fund (the “Fund”), a series of the Capitol Series Trust, as of April 30, 2017, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights of the Fund for the periods presented through April 30, 2016, were audited by other auditors whose report dated June 27, 2016, expressed an unqualified opinion on those statements of changes in net assets and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2017, the results of its operations, changes in its net assets and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

Grandview Heights, Ohio

June 27, 2017

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value, November 1, 2016	Ending Account Value, April 30, 2017	Expenses Paid During Period(a)	Annualized Expense Ratio
First Security Municipal Bond Fund
Institutional Shares	Actual	$1,000.00	$990.30	$0.05	0.01%

	Hypothetical(b)	$1,000.00	$1,024.74	$0.05	0.01%

A Shares	Actual	$1,000.00	$990.30	$0.05	0.01%

	Hypothetical(b)	$1,000.00	$1,024.74	$0.05	0.01%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Assumes a 5% return before expenses.

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 0% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2017 ordinary income dividends, 0% qualifies for the corporate dividends received deduction.

For the fiscal year ended April 30, 2017, the Fund designated $322,662 as tax-exempt distributions.

Trustees and Officers (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

Walter B. Grimm Age: 71 Trustee Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 59 Trustee Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to present).

Previous Position(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

*	The address for each trustee is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
**	The Trust currently consists of 8 series.

Trustees and Officers (Unaudited) (continued)

Interested Trustees & Officers

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

Robert G. Dorsey*** Age: 60 Chairman of the Board and Trustee Began Serving: March 2017

Principal Occupation(s): President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Managers Trust (June 2012 to October 2013).

Matthew J. Miller Age: 41 Chief Executive Officer and President Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 37 Treasurer and Chief Financial Officer Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); Assistant Treasurer, Unified Series Trust (2011 to August 2014).

Trustees and Officers (Unaudited) (continued)

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

John C. Swhear Age: 55 Chief Compliance Officer and Anti-Money Laundering Officer Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Associate Director of Fund Administration, Ultimus Fund Solutions, LLC (May 2017 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Distributor) (December 2015 to present); President of the Unified Series Trust (March 2012 to present); and Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (August 2008 to present to present).

Previous Position(s): Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to May 2017); Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); Chief Compliance Officer and Director of Unified Financial Securities, Inc. (n/k/a Unified Financial Securities, LLC) (July 2014 to December 2015); Secretary, The Huntington Funds (April 2010 to February 2012); President and Chief Executive Officer of Dreman Contrarian Funds (March 2010 to March 2011); Vice President (2007 to March 2010) and Acting Chief Executive Officer (March 2008 to March 2010), Dreman Contrarian Funds; Senior Vice President, Unified Series Trust (May 2007 to March 2012).

Stacey Havens Age: 51 Vice President Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).

Previous Position(s): Vice President, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1993 to December 2015).

Trustees and Officers (Unaudited) (continued)

Name, Address,* Age, Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

Tiffany R. Franklin Age: 41 Secretary Began Serving: December 2015

Principal Occupation(s): Senior Paralegal, Ultimus Fund Solutions, LLC (December 2015 to present); Secretary, The Huntington Funds (December 2015 to present); Secretary, Huntington Strategy Shares (December 2015 to present).

Previous Position(s): Paralegal, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (April 2012 to December 2015); Assistant Secretary, Capitol Series Trust (September 2013 to December 2015); Assistant Secretary, The Huntington Funds, (November 2012 to December 2015); Assistant Secretary, Huntington Strategy Shares (November 2012 to December 2015); Florida Registered Paralegal, Anton Legal Group (February 2007 to June 2011); previously employed as a Paralegal in various capacities for private practice law firms in Indiana.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
**	The Trust currently consists of 8 series.
***	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 813-1421 to request a copy of the SAI or to make shareholder inquiries.

CAPITOL SERIES TRUST

PRIVACY POLICY

(Unaudited)

Capitol Series Trust (the “Trust”) on behalf of each of its series (each a “Fund,” collectively the “Funds”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about a Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Trust does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to a Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to a Fund. All shareholder records will be disposed of in accordance with applicable law.

The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 813-1421 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Robert G. Dorsey, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Stacey Havens, Vice President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Tiffany R. Franklin, Secretary

INVESTMENT ADVISER

First Security Fund Advisers, Inc.

First Security Center

521 President Clinton Avenue, Suite 800

Little Rock, AR 72201

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

First Security Municipal Bond Fund:	FY 2017	$16,500
	FY 2016	$20,000
Canterbury Portfolio Thermostat Fund:	FY 2017	$16,500

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

First Security Municipal Bond Fund:	FY 2017	$0
	FY 2016	$1,000
Canterbury Portfolio Thermostat Fund:	FY 2017	$0

c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

First Security Municipal Bond Fund:	FY 2017	$5,000
	FY 2016	$6,250
Canterbury Portfolio Thermostat Fund:	FY 2017	$5,000

Nature of the fees:                Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

First Security Municipal Bond Fund:	FY 2017	$0
	FY 2016	$0
Canterbury Portfolio Thermostat Fund:	FY 2017	$0

(e)	(1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees:	0%
Tax Fees:	100%
All Other Fees:	0%

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2017	$10,000	$0
FY 2016	$6,250	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item	6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith.

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date     6/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date 6/22/2017

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date 6/22/2017